Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable
Beginning balance	$ 38,223	$ 67,482	$ 67,733
(Decrease) increase	(5,960)	(10,561)	749
Write-off	(277)	(18,698)	(1,000)
Ending balance	$ 31,986	$ 38,223	$ 67,482